DEPOSITS (Schedule of Maturities of Retail and Wholesale Savings Certificates) (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Maturities of retail and wholesale savings certificates
Within one year	$ 23,898
Beyond one year but within two years	3,394
Beyond two years but within three years	1,221
Beyond three years but within four years	1,041
Beyond four years but within five years	567
Beyond five years	129
Total	$ 30,250